Lease Arrangements - Other Lease Information (Detail)	3 Months Ended
Mar. 31, 2019 USD ($)
Disclosure of finance lease and operating lease by lessee [abstract]
Expenses relating to short-term leases	$ 100,213
Expenses relating to low-value asset leases	372
Total cash outflow for leases	$ 62,018